Share Capital (Repurchase of Common Shares) (Details) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Repurchase of common shares
Number of common shares repurchased	20.4	26.4	23.3
Weighted-average price per share	CAD 98.27	CAD 75.85	CAD 75.2
Amount of repurchase	CAD 2,000	CAD 2,000	CAD 1,750
Share Repurchase Program (10/30/2017 - 10/29/2018) [Member]
Repurchase of common shares
Common shares approved for repurchase	31.0
Number of common shares repurchased	2.9